Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Net operating income	[1],[2]	$ 36,876	$ 24,545
UK
Disclosure of geographical areas [line items]
Net operating income		6,762	6,547
Hong Kong
Disclosure of geographical areas [line items]
Net operating income		10,325	6,471
US
Disclosure of geographical areas [line items]
Net operating income		2,112	1,964
France
Disclosure of geographical areas [line items]
Net operating income		4,107	950
– other countries/territories
Disclosure of geographical areas [line items]
Net operating income		$ 13,570	$ 8,613

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.